Valuation and Qualifying Accounts and Reserves (Schedule II)	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts and Reserves (Schedule II)
Valuation and Qualifying Accounts and Reserves
(Schedule II)
Changes in the allowance for doubtful accounts were as follows:

(thousands of dollars)	2018	2017	2016
Beginning balance	$52,997	$40,450	$49,420
Bad debt expense	38,240	42,716	29,869
Uncollectible accounts written off, net of recoveries	(45,354)	(30,169)	(38,839)
Ending balance	$45,883	$52,997	$40,450

Changes in deferred tax asset valuation allowances were as follows:

(thousands of dollars)	2018	2017	2016
Beginning balance	$44,101	$17,292	$12,595
Additions (deductions) (1)	10,660	(489)	4,697
Acquired balances	18,782	27,298	—
Ending balance	$73,543	$44,101	$17,292

(1) Additions (deductions) did not have a material impact on the Income Statement in 2018, 2017 or 2016.